Income Tax - Major Components of Income Tax Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax:
Current income tax charge	$ 4,785	$ (681)	$ 607
Previously unrecognized tax loss used to reduce current income tax	(1,066)	(21)
Adjustments for current income tax of prior years	348	77	(6)
Total current income tax	4,067	(625)	601
Deferred tax expenses/(benefits):
Relating to origination and reversal of temporary differences	1,210	1,135	(631)
Relating to change in tax rate			496
Income tax expense reported in the income statement	5,140	510	466
Previously unrecognized tax loss used to reduce deferred tax expenses	(137)
Total deferred tax expenses/(benefits)	1,073	1,135	(135)
Deferred tax related to items recognized in other comprehensive income during the year:
Unrealized gain/(loss) on available-for-sale financial assets, Recognized during the year	(16)	(20)	72
Unrealized gain/(loss) on available-for-sale financial assets, Effect of change in tax rate			(171)
Net loss on actuarial gains and losses, Recognized during the year	(154)		(31)
Net loss on actuarial gains and losses, Effect of change in tax rate			83
Income tax benefits charged to other comprehensive (loss) income	$ 170	$ 20	$ 47